Net Defined Benefit Liabilities - Summary of Expected Maturity Analysis of Undiscounted Pension Benefits (Detail) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 4,713,478
Less than 1 year [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	142,963
Between 1-2 years [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	179,612
Between 2-5 years [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	627,302
More than 5 years [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Pension benefits	₩ 3,763,601